FORM 24f-2
                    Annual Notice of Securities Sold
                         Pursuant to Rule 24f-2

1.   Name and  address of issuer:
              Select Advisors Trust A
              6 St. James Avenue
              Boston, MA  02116

2.   Name of each series or class of funds for which this notice is filed:
              Emerging Growth Fund A
              International Equity Fund A
              Growth & Income Fund A
              Balanced Fund A
              Income Opportunity Fund A
              Bond Fund A
              Municipal Bond Fund A
              Standby Income Fund

3.   Investment Company Act File Number:         811-8380

     Securities Act File Number:                 33-75764

4.   Last day of fiscal year for which this notice is filed:
              December 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for the purposes of reporting securities sold after the close of the fiscal year but before termination of
the issuer's 24f-2 declaration:                  [     ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the year:
              0
8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
              0
9. Number and aggregate sale price of securities sold during the fiscal year:

     Series of Registrant                 Number                    Sale Price
     --------------------                 ------                    ----------
     Emerging Growth Fund A               108,754                   $1,120,072
     International Equity Fund A           23,753                   $  216,977
     Growth & Income Fund A               117,930                   $1,442,665
     Balanced Fund A                       22,763                   $  263,559
     Income Opportunity Fund A             23,359                   $  219,545
     Bond Fund A                           46,122                   $  483,371
     Municipal Bond Fund A                 22,452                   $  225,677
     Standby Income Fund                  125,731                   $1,258,933

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     Series of Registrant                 Number                    Sale Price
     --------------------                 ------                    ----------
     Emerging Growth Fund A               108,754                   $1,120,072
     International Equity Fund A           23,753                   $  216,977
     Growth & Income Fund A               117,930                   $1,442,665
     Balanced Fund A                       22,763                   $  263,559
     Income Opportunity Fund A             23,359                   $  219,545
     Bond Fund A                           46,122                   $  483,371
     Municipal Bond Fund A                 22,452                   $  225,677
     Standby Income Fund                  125,731                   $1,258,933

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     Series of Registrant                  Number                    Sale Price
     --------------------                  ------                    ----------
     Emerging Growth Fund A                 9,263                     $106,721
     International Equity Fund A              623                     $  5,973
     Growth & Income Fund A                 2,803                     $ 36,552
     Balanced Fund A                        9,900                     $112,647
     Income Opportunity Fund A             15,358                     $143,556
     Bond Fund A                            2,132                     $ 22,509
     Municipal Bond Fund A                  5,800                     $ 58,825
     Standby Income Fund                   31,929                     $320,130

12.           Calculation of registration fee:

     (i)      Aggregate sale price of securities sold during the fiscal
              year in reliance on rule 24f-2 (from Item 10):        $5,230,799

     (ii)     Aggregate price of shares issued in connection with dividend
              reinvestment plans (from Item 11, if applicable):     +  806,913

     (iii)    Aggregate price of shares redeemed or repurchased during
              the fiscal year (if applicable):                      -  872,753

     (iv)     Aggregate price of shares redeemed or repurchased and
              previously applied as a reduction to filing fees pursuant to
              rule 24e-2 (if applicable):                                   +0

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii),
              less line (iii), plus line (iv)]  (if applicable):     5,164,959

     (vi)     Divisor prescribed by Section 6(b) of the Securities Act of
              1933 or other applicable law or regulation (see Instruction
              C.6):                                                      2,900

     (vii)    Fee due [line (i) or line (v) divided by line (vi)]: $  1,781.02

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                 [ x ]
     Date of mailing or wire transfer of filing fees to the Commissioner's lockbox depository:
              February 27, 1996
                                                    SIGNATURES
     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)                ___/s/ David Danielson___________

                                             ___Assistant Treasurer___________

     Date     ___February 26, 1996___

                             6 St. James Avenue
                                 Ninth Floor
                        Boston, Massachusetts 02116
                               (617) 423-0800

                                                            February 26, 1996


Select Advisors Trust A
6 St. James Avenue, 9th Floor
Boston, Massachusetts 02116

Ladies and Gentlemen:

RE: RULE 24F-2 NOTICE FOR SELECT ADVISORS TRUST A (33-75764) FOR THE FISCAL YEAR ENDED DECEMBER 31, 1995.


         This opinion is being furnished in connection with the registration, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), of an indefinite number of shares of beneficial interest (par value $0.00001 per share) (the "Shares") of Emerging Growth Fund A, International Equity Fund A, Growth & Income Fund A, Balanced Fund A, Income Opportunity Fund A, Bond Fund A, Municipal Bond Fund A, and Standby Income Fund (the "Funds"), eight separate series of Select Advisors Trust A, a Massachusetts business trust (the "Trust"), under the Securities Act of 1933, as amended (the "1933 Act"). I understand that the Trust proposes to file a notice (the "Notice") with the Securities and Exchange Commission (the "Commission") with respect to the Funds for the fiscal year ended December 31, 1995, pursuant to such Rule 24f-2 under the 1940 Act. This opinion is being furnished with a view to your filing it with the Commission in conjunction with the filing of the Notice.

         This opinion is limited solely to the laws of the Commonwealth of Massachusetts as applied by courts in such Commonwealth. This opinion is limited solely to the Shares of the Funds as of the fiscal year ended December 31, 1995 as reflected in the Notice. I understand that the foregoing limitation is acceptable to you.

         Based upon and subject to the foregoing, please be advised that it is my opinion that the Shares covered by the Notice were legally issued and (to the extent still outstanding) are fully paid and non-assessable, except that, as set forth in the Fund's registration statement as currently in effect filed with the Commission pursuant to the 1933 Act, shareholders of the Funds may under certain circumstances be held personally liable for their respective obligations.


                                                         Very truly yours,

                                                     /s/ Philip Coolidge

                                                         Philip W. Coolidge